CONSOLIDATED STATEMENTS OF CASH FLOWS - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flow from operating activities
Profit before tax	$ 18,102,889	$ 24,636,513	$ 5,794,181
Adjustments to obtain cash flows from operating activities:	(28,528,319)	(35,549,527)	(48,058,804)
Depreciation and amortization	4,065,981	5,728,534	4,025,755
Net impairment loss of financial assets	11,864,861	21,445,415	8,029,553
Accrued interest	(79,878,102)	(94,312,427)	(68,285,419)
Exchange rate	(10,467,407)	(35,013,137)	(37,359,594)
Inflation effect on cash and cash equivalents balances	48,182,313	76,713,902	45,807,111
Gain on sale of Prisma Medios de Pagos S.A.		(5,202,018)
Put option - Prisma Medios de Pagos S.A.	(497,000)	(932,562)
Revaluation result - Prisma Medios de Pagos S.A.	(3,368,893)	(5,180,616)
Other adjustments	1,569,928	1,203,382	(276,210)
Net (increases) decreases due to changes in operating assets:	(138,325,293)	153,489,601	(8,532,455)
Financial assets at fair value through profit or loss (FVTPL)	6,221,639	8,785,344	1,815,751
Financial assets at amortized cost
Other financial assets	3,457,216	10,730,843	(8,675,952)
Loans and advances to financial institutions	(31,659,768)	106,187,787	17,776,894
Loans and advances to customers	70	(150)	35
Loans and advances to government sector	(48,550,732)	26,562,031	(7,337,698)
Financial assets at fair value through other comprehensive income	(58,660,867)	(11,281,608)	591,993
Other assets	(3,023,330)	604,209	(7,908,331)
Net increases (decreases) due to changes in operating liabilities:	75,007,094	(174,082,019)	91,973,119
Financial liabilities at amortized cost
Deposits from financial institutions	618,750	(373,071)	112,762
Deposits from customers	76,805,004	(140,903,179)	62,242,659
Deposits from government sector	1,631,595	789,231	19,095
Repurchase agreements	331,035	(314,170)	(852,528)
Financial liabilities at FVTPL	(4,785,539)	692,951	3,623,686
Other financial liabilities	406,249	(33,973,781)	26,827,445
Income tax paid	(16,263,579)	(2,176,539)	(2,845,567)
Interest received	121,249,917	148,915,406	109,187,613
Interest paid	(41,382,661)	(62,814,309)	(44,678,126)
Total cash flows generated by/(used in) operating activities	(10,139,952)	52,419,126	102,839,961
Cash flows from investing activities
Payments:	(3,326,215)	(4,081,758)	(4,155,026)
Purchase of property and equipment, intangible assets and other assets	(3,147,268)	(4,081,758)	(3,983,253)
Loss of control of the subsidiary			(171,773)
Other payments related to investment activities	(178,947)
Collections:	622,862	5,224,748	2,425,877
Sale of equity instruments		3,392,851
Sale of property and equipment, intangible assets and other assets			1,372,337
Cash and cash equivalents – Gain of control over subsidiaries		350,925
Dividends received	622,862	1,480,972	1,053,540
Total cash flows (used in) / generated by investing activities	(2,703,353)	1,142,990	(1,729,149)
Cash flows from financing activities
Payments:	(12,170,644)	(13,880,505)	(5,542,919)
Dividends	(3,063,448)	(5,040,938)	(2,737,131)
Debt security payments - Capital	(7,226,018)	(4,383,423)	(1,139,836)
Debt security payments - Interest	(3,910,199)	(3,362,337)	(1,660,684)
BCRA			(5,268)
Payment of lease liabilities	(1,034,427)	(1,093,807)
Collections:	2,035,900	7,197,400	2,204,470
Non controling interest capital contribution			595,589
Debt securities issued - Capital	2,035,900	7,195,559	1,608,881
BCRA		1,841
Total cash flows (used in) / generated by financing activities	(10,134,744)	(6,683,105)	(3,338,449)
Effect of exchange rate changes on cash and cash equivalents	10,467,407	35,013,137	37,359,594
Inflation effect on cash and cash equivalents	(48,182,313)	(76,713,902)	(45,807,111)
Total changes in cash and cash equivalents	(60,692,955)	5,178,246	89,324,846
Cash and cash equivalents at the beginning of the year (Note 8)	212,733,025	207,554,779	118,229,933
Cash and cash equivalents at the end of the year (Note 8)	152,040,070	212,733,025	207,554,779
Financial assets at amortized cost [member]
Cash flow from operating activities
Financial assets at fair value through profit or loss (FVTPL)	$ (6,109,521)	$ 11,901,145	$ (4,795,147)